Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments
Summary of derivative financial instruments

	December 31,
	2013			2012
		Fair value			Fair value
Instrument	Notional amount	Derivative assets	Derivative liabilities	Notional amount	Derivative assets	Derivative liabilities
	(in thousands)
Derivatives not designated as hedging instruments
Free-standing derivatives:
Interest rate lock commitments	971,783	$8,964	$2,203	1,576,174	$23,951	$11
Forward purchase contracts	1,418,527	416	6,542	1,021,981	1,645	389
Forward sales contracts	2,659,000	18,762	504	2,621,948	1,818	1,894
MBS put options	185,000	665	—	500,000	967	—
MBS call options	105,000	91	—	—	—	—

Total derivatives before netting		28,898	9,249		28,381	2,294
Netting		(7,358)	(6,787)		(1,091)	(1,785)

		$21,540	$2,462		$27,290	$509

Summary of the activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value

Period/Instrument	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Year ended December 31, 2013
Forward purchase contracts	1,021,981	43,449,699	(43,053,153)	1,418,527
Forward sales contracts	2,621,948	63,655,600	(63,618,548)	2,659,000
MBS put options	500,000	2,520,000	(2,835,000)	185,000
MBS call options	—	2,205,000	(2,100,000)	105,000

Period/Instrument	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Year ended December 31, 2012
Forward purchase contracts	130,900	19,425,777	(18,534,696)	1,021,981
Forward sales contracts	510,569	29,394,503	(27,283,124)	2,621,948
MBS put options	29,000	2,098,000	(1,627,000)	500,000
MBS call options	3,000	85,000	(88,000)	—

Period/Instrument	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Year ended December 31, 2011
Forward purchase contracts	2,908	978,395	(850,403)	130,900
Forward sales contracts	27,700	1,975,563	(1,492,694)	510,569
MBS put options	—	68,000	(39,000)	29,000
MBS call options	2,000	37,500	(36,500)	3,000